Income Taxes (Table)	12 Months Ended
Mar. 31, 2020
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Summary of components of income tax expenses
The components of income tax expenses for the fiscal years ended March 31, 2018, 2019, and 2020, are as follows:

	JPY (millions)
	2018	2019	2020
Current tax expense
Current year	20,752	18,145	25,839
Adjustments for current tax of prior periods	262	605	(420)

Subtotal	21,014	18,750	25,419

Deferred tax expense
Origination and reversal of temporary differences	4,138	9,094	10,286
(Recognition of previously unrecognized) /Derecognition of previously recognized tax losses	(618)	(1,131)	9,825
Derecognition of previously recognized/(recognition of previously unrecognized) deductible temporary differences	2,250	(1,335)	(34,280)

Subtotal	5,770	6,628	(14,169)

Income taxes	26,784	25,378	11,250

Summary of reconciliation of statutory income tax rate and the effective tax rate
Reconciliation between the Japanese statutory income tax rate and the effective tax rate of the Company for the fiscal years ended March 31, 2018, 2019, and 2020, is as follows:

	(%)
	2018	2019	2020
Statutory tax rate	31.0	30.5	30.5

Movement in tax rate
Effects of undistributed earnings	(0.6)	7.1	0.3
Effects of investments accounted for using the equity method	(1.7)	(1.9)	(0.9)
Non-deductible expenses	1.2	1.1	1.3
Differences in tax rates applied to foreign subsidiaries	0.6	0.3	1.3
(Recognition or use of previously unrecognized) / derecognition of previously recognized tax losses	(0.7)	(1.5)	4.0
Derecognition of previously recognized / (recognition of previously unrecognized) deductible temporary differences	2.6	(1.7)	(30.0)
Others	(1.6)	(1.1)	2.6

Effective tax rate	30.8	32.8	9.1

Summary of major components of deferred tax assets and liabilities
Major components of deferred tax assets and liabilities as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
	As of April 1, 2018	Changes in accounting policies	Recognized through profit or loss	Recognized in other comprehensive income	Acquisitions by business combinations	As of March 31, 2019
Deferred tax assets:
Accrued expenses and product warranty liabilities	31,455	—	2,329	—	—	33,784
Write-off of inventories	24,626	—	(2,068)	—	—	22,558
Depreciation	16,688	—	(3,006)	—	—	13,682
Elimination of unrealized profit from intercompany transactions among consolidated companies	7,077	—	(298)	—	—	6,779
Investments in associates	3,826	—	(1,987)	85	—	1,924
Provision for retirement benefits	74,057	—	(12,315)	12,302	—	74,044
Tax losses carried forward	31,846	—	3,140	—	—	34,986
Others	16,718	205	8,118	(45)	110	25,106

Total deferred tax assets	206,293	205	(6,087)	12,342	110	212,863
Offset with deferred tax liabilities	(63,891)					(62,352)

Total deferred tax assets, net	142,402					150,511

Deferred tax liabilities:
Valuation differences due to equity instruments measured at fair value through other comprehensive income	(33,428)	—	—	1,410	—	(32,018)
Undistributed earnings	(14,790)	—	(2,095)	228	—	(16,657)
Gain on contribution of securities to the retirement benefit trust	(12,072)	—	127	—	—	(11,945)
Valuation differences due to business combination	(17,040)	—	2,302	—	(9,841)	(24,579)
Others	(1,480)	—	782	—	(2,467)	(3,165)

Total deferred tax liabilities	(78,810)	—	1,116	1,638	(12,308)	(88,364)
Offset with deferred tax asset	63,891					62,352

Total deferred tax liabilities, net	(14,919)					(26,012)

Net deferred tax asset	127,483					124,499

	JPY (millions)
	As of April 1, 2019	Recognized through profit or loss	Recognized in other comprehensive income	Acquisitions by business combinations	Transfer to assets held for sale	As of March 31, 2020
Deferred tax assets:
Accrued expenses and product warranty liabilities	33,784	550	—	—	(722)	33,612
Write-off of inventories	22,558	(764)	—	—	(721)	21,073
Depreciation	13,682	(1,170)	—	—	(6)	12,506
Elimination of unrealized profit from intercompany transactions among consolidated companies	6,779	1,259	—	—	(344)	7,694
Investments in associates	1,924	(453)	16	—	(21)	1,466
Provision for retirement benefits	74,044	16,216	(679)	—	(174)	89,407
Tax losses carried forward	34,986	(12,263)	—	—		22,723
Others	25,106	4,218	—	—	(347)	28,977

Total deferred tax assets	212,863	7,593	(663)	—	(2,335)	217,458
Offset with deferred tax liabilities	(62,352)					(52,275)

Total deferred tax assets, net	150,511					165,183
Deferred tax liabilities:
Valuation differences due to equity instruments measured at fair value through other comprehensive income	(32,018)	515	7,358	—	—	(24,145)
Undistributed earnings	(16,657)	(553)	172	—	—	(17,038)
Gain on contribution of securities to the retirement benefit trust	(11,945)	724	—	—	—	(11,221)
Valuation differences due to business combination	(24,579)	4,005	—	(430)	—	(21,004)
Others	(3,165)	594	—		171	(2,400)

Total deferred tax liabilities	(88,364)	5,285	7,530	(430)	171	(75,808)
Offset with deferred tax asset	62,352					52,275

Total deferred tax liabilities, net	(26,012)					(23,533)

Net deferred tax asset	124,499					141,650

Summary of tax effect by applicable tax rates of deductible temporary differences and tax losses carried forward for which deferred tax assets were not recognized
The tax effect by applicable tax rates of deductible temporary differences and tax losses carried forward for which deferred tax assets were not recognized as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019	2020
Deductible temporary differences	225,759	134,788
Unused tax losses carried forward	85,946	75,761

Total	311,705	210,549

Summary of tax effect by applicable tax rates of unused tax losses for which deferred tax assets were not recognized will expire
The tax effect by applicable tax rates of unused tax losses as of March 31, 2019 and 2020, for which deferred tax assets were not recognized will expire as follows:

	JPY (millions)
	2019	2020
The 1 st year	3,553	1,501
The 2 nd year	1,548	1,099
The 3 rd year	1,420	394
The 4 th year	578	519
The 5 th year and thereafter	78,847	72,248

Total	85,946	75,761